Financial instruments-Risk management and fair value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 248,579	$ 248,936
Loans and borrowings	1,980,441	1,670,807
Fair Value
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	2,053,384	1,710,529
Fair Value
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 250,307	$ 250,008